Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Cash used in operations	¥ (679,665)	$ (97,588)	¥ (544,926)	¥ (167,161)
Net cash used in operating activities	(679,700)	(97,588)	(544,926)	(167,161)
Cash flows from investing activities
Purchase of property, plant and equipment	(29,320)	(4,210)	(24,941)	(14,955)
Purchase of financial assets at fair value through profit or loss	(41,000)	(5,887)	(114,500)	(106,600)
Purchase of financial assets at fair value through other comprehensive income	(737,494)	(105,892)
Proceeds from disposal of financial assets at fair value through profit or loss	41,140	5,907	128,004	124,836
Proceeds from maturities of financial assets at fair value through comprehensive income	195,364	28,051
Payment for right-of-use assets			(22,284)
Purchase of intangible assets			(304)	(349)
Net cash (used in)/ generated from investing activities	(571,310)	(82,031)	(34,025)	2,932
Cash flows from financing activities
Proceeds from exercise of options	758	110	243
Proceeds from issuance of ordinary shares	132	18	1,431,775
Proceeds from issuance of financial instruments with preferred rights				923,247
Payment for lease liabilities	(1,515)	(218)	(805)	(538)
Payment for repurchase of ordinary shares			(3,674)
Issuance cost of financial instruments with preferred rights				(2,851)
Payment in relation to listing expenses			(111,440)	(1,097)
Net cash (used in)/ generated from financing activities	(625)	(90)	1,316,099	918,761
Net (decrease) increase in cash and cash equivalents	(1,251,600)	(179,709)	737,148	754,532
Cash and cash equivalents at the beginning of year	1,706,880	245,079	1,010,076	308,972
Effects of exchange rate changes on cash and cash equivalents	94,994	13,640	(40,344)	(53,428)
Cash and cash equivalents at end of year	¥ 550,274	$ 79,010	¥ 1,706,880	¥ 1,010,076